UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
A3	0.30%
Baa1	0.47
Baa2	0.61
Baa3	3.75
Ba1	2.33
Ba2	11.74
Ba3	9.43
B1	16.13
B2	10.83
B3	9.73
CCC, CC, C	1.26
Equities	1.83
Not Rated	22.44
Short Term Investments	9.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,049.15	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66
Investor Class
Actual	$1,000.00	$1,047.19	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41
* Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class shares and 1.08% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$1,200,000	American Airlines Inc(b) 10.00%, 04/20/2028 3-mo. LIBOR + 4.45%	$ 1,225,928
435,000	Aretec Group Inc(b) 9.65%, 03/07/2030 1-mo. SOFR + 4.50%	433,550
266,779	Asurion LLC(b) 8.79%, 07/31/2027 3-mo. LIBOR + 3.24%	253,024
1,329,135	Brand Industrial Services Inc(b) 9.47%, 06/21/2024 1-mo. LIBOR + 4.25%	1,310,860
941,456	Cengage Learning Inc(b) 9.88%, 07/14/2026 3-mo. LIBOR + 4.33%	921,215
463,788	Clear Channel Outdoor Holdings Inc(b) 8.81%, 08/21/2026 3-mo. SOFR + 3.54%	442,669
773,062	Cloud Software Group Inc(b) 9.84%, 03/30/2029 3-mo. SOFR + 4.57%	717,015
746,162	CP Atlas Buyer Inc(b) 8.95%, 11/23/2027 1-mo. SOFR + 3.81%	700,460
564,147	CQP Holdco LP(b) 8.66%, 06/05/2028 3-mo. LIBOR + 3.11%	562,595
349,000	Crocs, Inc.(b) 8.75%, 02/19/2029 1-mo. SOFR + 3.61%	349,357
290,575	Diamond BC BV(b) 8.06%, 09/29/2028 3-mo. SOFR + 2.79%	290,076
925,925	DirectV Financing LLC(b) 10.15%, 08/02/2027 1-mo. LIBOR + 4.93%	904,430
715,000	Entercom Media Corp(b) 7.72%, 11/18/2024 1-mo. SOFR + 2.58%	382,525
	Filtration Group Corp(b)
209,475	9.50%,10/19/2028 1-mo. SOFR + 4.36%	208,820
137,550	8.72%,10/21/2028 1-mo. SOFR + 3.63%	136,897
267,955	Garda World Security Corp(b) 9.43%, 10/30/2026 1-mo. SOFR + 4.29%	266,147
182,492	Granite US Holdings Corp(b) 9.19%, 09/30/2026 1-mo. LIBOR + 3.97%	182,036
307,913	Greeneden Holdings II LLC(b) 9.15%, 12/01/2027 1-mo. SOFR + 4.01%	306,835
700,190	iHeartCommunications Inc(b) 8.45%, 05/01/2026 1-mo. SOFR + 3.31%	604,614
744,129	IRB Holding Corp(b) 8.25%, 12/15/2027 1-mo. SOFR + 3.11%	738,548
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 671,343	Klockner Pentaplast of America Inc(b) 9.97%, 02/12/2026 3-mo. SOFR + 4.83%	$ 636,657
551,661	LBM Acquisition LLC(b) 8.90%, 12/17/2027 1-mo. LIBOR + 3.68%	529,890
420,000	LSF11 A5 HoldCo LLC(b) 9.35%, 10/15/2028 1-mo. SOFR + 4.21%	415,406
108,702	Madison IAQ LLC(b) 8.66%, 06/21/2028 3-mo. LIBOR + 2.75%	105,713
1,637,290	MajorDrive Holdings IV LLC(b) 9.50%, 06/01/2028 3-mo. LIBOR + 3.95%	1,596,358
485,746	Mattress Firm Inc(b) 9.95%, 09/25/2028 3-mo. LIBOR + 4.40%	474,665
90,000	Mauser Packaging Solutions Holding Co(b) 9.16%, 08/14/2026 1-mo. SOFR + 4.02%	89,677
610,000	Neptune Bidco US Inc(b) 10.00%, 04/11/2029 3-mo. SOFR + 4.73%	535,021
	Nouryon Finance BV(b)
490,000	8.99%,04/03/2028 3-mo. SOFR + 3.72%	484,794
435,000	9.32%,04/03/2028 3-mo. SOFR + 4.05%	430,106
970,225	Olympus Water US Holding Corp(b) 9.25%, 11/09/2028 3-mo. SOFR + 3.98%	932,224
243,112	One Call Corp(b) 10.83%, 04/22/2027 3-mo. SOFR + 5.56%	172,609
1,352,836	PECF USS Intermediate Holding III Corp(b) 9.52%, 12/15/2028 3-mo. LIBOR + 3.97%	1,088,845
895,884	PetsMart LLC(b) 8.95%, 02/11/2028 1-mo. SOFR + 3.81%	894,390
525,638	Polaris Newco LLC(b) 9.16%, 06/02/2028 3-mo. LIBOR + 3.61%	481,615
464,500	Precisely Software Inc(b) 9.26%, 04/24/2028 3-mo. LIBOR + 3.71%	439,533
635,000	Proofpoint Inc(b) 11.40%, 08/31/2029 1-mo. LIBOR + 6.18%	614,362
1,288,063	Rocket Software Inc(b) 9.40%, 11/28/2025 1-mo. LIBOR + 4.18%	1,273,803
292,580	Sabre GLBL Inc(b) 10.20%, 06/30/2028 1-mo. SOFR + 5.06%	228,213
458,045	Starfruit Finco BV(b) 8.15%, 10/01/2025 1-mo. LIBOR + 2.93%	457,377

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 286,571	Terrier Media Buyer Inc(b) 8.84%, 12/17/2026 3-mo. SOFR + 3.57%	$ 255,621
	UKG Inc(b)
403,878	8.27%,05/03/2026 3-mo. SOFR + 3.00%	396,053
516,453	8.27%,05/04/2026 3-mo. SOFR + 3.00%	506,285
671,921	United AirLines Inc(b) 9.29%, 04/21/2028 3-mo. LIBOR + 3.74%	670,577
620,600	VM Consolidated Inc(b) 8.47%, 03/24/2028 1-mo. SOFR + 3.33%	620,445
312,050	White Cap Buyer LLC(b) 8.85%, 10/19/2027 1-mo. SOFR + 3.71%	309,125
TOTAL BANK LOANS — 7.72% (Cost $26,266,481)		$ 25,576,965
CORPORATE BONDS AND NOTES
Basic Materials — 4.90%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	986,441
1,085,000	ATI Inc 5.88%, 12/01/2027	1,050,027
744,000	Avient Corp(c) 7.13%, 08/01/2030	752,499
990,000	Axalta Coating Systems LLC(c)(d) 3.38%, 02/15/2029	842,738
504,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	497,858
490,000	Celanese US Holdings LLC 6.17%, 07/15/2027	487,466
1,410,000	Commercial Metals Co 4.38%, 03/15/2032	1,218,515
1,015,000	Compass Minerals International Inc(c) 6.75%, 12/01/2027	978,561
	Constellium SE
325,000	5.63%, 06/15/2028(c)	305,802
300,000	EUR, 3.13%, 07/15/2029	274,983
1,010,000	First Quantum Minerals Ltd(c) 8.63%, 06/01/2031	1,035,129
710,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	653,747
510,000	Mercer International Inc 5.13%, 02/01/2029	396,889
	Novelis Corp(c)
473,000	4.75%, 01/30/2030	420,358
1,510,000	3.88%, 08/15/2031	1,242,144
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	267,519
1,125,000	Olympus Water US Holding Corp(c) 4.25%, 10/01/2028	889,365
1,725,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	1,540,434
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 865,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c) 5.13%, 04/01/2029	$ 400,063
575,000	Tronox Inc(c) 4.63%, 03/15/2029	477,844
	WR Grace Holdings LLC(c)
500,000	5.63%, 08/15/2029	409,650
1,115,000	7.38%, 03/01/2031	1,092,679
		16,220,711
Communications — 9.47%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	199,791
	Altice France SA(c)
465,000	5.50%, 01/15/2028	351,125
1,605,000	5.50%, 10/15/2029	1,147,803
1,445,000	Arches Buyer Inc(c) 4.25%, 06/01/2028	1,257,428
	CCO Holdings LLC / CCO Holdings Capital Corp
2,535,000	5.38%, 06/01/2029(c)	2,291,881
1,540,000	4.75%, 03/01/2030(c)	1,316,829
755,000	4.50%, 08/15/2030(c)	628,682
590,000	4.25%, 02/01/2031(c)	477,292
1,665,000	4.50%, 05/01/2032	1,329,430
180,000	CommScope Inc(c)(d) 6.00%, 03/01/2026	167,755
3,335,000	CSC Holdings LLC(c) 5.38%, 02/01/2028	2,679,808
	DISH DBS Corp
400,000	7.75%, 07/01/2026	245,186
990,000	5.25%, 12/01/2026(c)	794,151
810,000	5.75%, 12/01/2028(c)	602,465
855,000	5.13%, 06/01/2029	397,016
	Frontier Communications Holdings LLC(c)
1,065,000	5.88%, 10/15/2027	977,416
570,000	8.75%, 05/15/2030	557,103
	Gen Digital Inc(c)
10,000	6.75%, 09/30/2027	9,972
555,000	7.13%, 09/30/2030(d)	555,929
1,470,000	Gray Escrow II Inc(c) 5.38%, 11/15/2031	974,298
	iHeartCommunications Inc
252	8.38%, 05/01/2027(d)	168
275,000	5.25%, 08/15/2027(c)	210,292
	Level 3 Financing Inc(c)
1,414,000	4.25%, 07/01/2028	910,426
514,000	10.50%, 05/15/2030(d)	521,521
	Match Group Holdings II LLC(c)
457,000	5.00%, 12/15/2027	423,829
630,000	4.63%, 06/01/2028	578,718
10,000	4.13%, 08/01/2030	8,565
630,000	3.63%, 10/01/2031	517,822
1,325,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	1,148,099
45,000	Netflix Inc 5.88%, 02/15/2025	45,180

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	News Corp(c)
$ 800,000	3.88%, 05/15/2029	$ 702,245
445,000	5.13%, 02/15/2032	406,003
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
695,000	5.00%, 08/15/2027	630,852
65,000	4.25%, 01/15/2029	54,623
330,000	Scripps Escrow II Inc(c) 3.88%, 01/15/2029	266,455
	Sirius XM Radio Inc(c)
850,000	4.00%, 07/15/2028	738,542
870,000	3.88%, 09/01/2031	672,764
280,000	Spanish Broadcasting System Inc(c) 9.75%, 03/01/2026	191,933
495,000	Sprint Capital Corp 6.88%, 11/15/2028	524,697
595,000	T-Mobile USA Inc 2.88%, 02/15/2031	502,930
410,000	Townsquare Media Inc(c) 6.88%, 02/01/2026	392,086
835,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	834,999
	Univision Communications Inc(c)
990,000	6.63%, 06/01/2027	956,884
595,000	7.38%, 06/30/2030	566,510
525,000	Urban One Inc(c) 7.38%, 02/01/2028	457,343
1,435,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,142,396
555,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	446,978
610,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	559,870
		31,374,090
Consumer, Cyclical — 15.14%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
120,000	4.38%, 01/15/2028	110,781
1,745,000	4.00%, 10/15/2030	1,493,428
655,000	Adient Global Holdings Ltd(c) 7.00%, 04/15/2028	662,212
1,145,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	967,264
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
405,000	5.50%, 04/20/2026	401,229
405,000	5.75%, 04/20/2029	393,246
	American Builders & Contractors Supply Co Inc(c)
190,000	4.00%, 01/15/2028	173,158
835,000	3.88%, 11/15/2029	712,811
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	820,010
	Asbury Automotive Group Inc(c)
180,000	4.63%, 11/15/2029(d)	159,772
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 90,000	5.00%, 02/15/2032	$ 78,363
	Bath & Body Works Inc
22,000	9.38%, 07/01/2025(c)	23,353
515,000	7.50%, 06/15/2029(d)	521,860
530,000	6.63%, 10/01/2030(c)	511,656
600,000	6.75%, 07/01/2036(d)	539,833
	Beacon Roofing Supply Inc(c)
225,000	4.50%, 11/15/2026(d)	213,504
740,000	4.13%, 05/15/2029	654,900
1,055,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	942,489
	Caesars Entertainment Inc(c)
1,175,000	4.63%, 10/15/2029(d)	1,026,022
1,325,000	7.00%, 02/15/2030	1,330,618
655,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.75%, 07/01/2025	662,745
	Carnival Corp
435,000	EUR, 10.13%, 02/01/2026	497,695
1,070,000	10.50%, 02/01/2026(c)(d)	1,124,798
1,210,000	5.75%, 03/01/2027(c)	1,113,914
405,000	9.88%, 08/01/2027(c)	421,862
220,000	Carnival Holdings Bermuda Ltd(c) 10.38%, 05/01/2028	240,620
1,465,000	CDI Escrow Issuer Inc(c) 5.75%, 04/01/2030	1,363,648
	Cinemark USA Inc(c)
45,000	8.75%, 05/01/2025	45,692
825,000	5.88%, 03/15/2026	782,719
201,000	Clarios Global LP(c) 6.75%, 05/15/2025	201,123
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	192,091
1,103,000	6.75%, 05/15/2028(c)	1,099,142
1,255,000	Everi Holdings Inc(c) 5.00%, 07/15/2029	1,099,079
1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 4.63%, 01/15/2029	1,057,388
7,955,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	6,798,210
440,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	443,461
1,670,000	Hilton Domestic Operating Co Inc 4.88%, 01/15/2030	1,557,141
800,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	776,066
760,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	634,629
1,335,000	Las Vegas Sands Corp 3.90%, 08/08/2029	1,191,168
1,015,000	Levi Strauss & Co(c)(d) 3.50%, 03/01/2031	839,913

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Live Nation Entertainment Inc(c)
$ 590,000	5.63%, 03/15/2026	$ 576,318
390,000	6.50%, 05/15/2027	392,076
620,000	Macy's Retail Holdings LLC(c) 5.88%, 03/15/2030	552,488
	Mattel Inc(c)
80,000	3.38%, 04/01/2026	73,616
10,000	5.88%, 12/15/2027	9,821
735,000	3.75%, 04/01/2029	646,676
400,000	NCL Corp Ltd(c)(d) 5.88%, 02/15/2027	389,362
495,000	Newell Brands Inc 4.70%, 04/01/2026	464,978
1,245,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	1,164,183
500,000	PetSmart Inc / PetSmart Finance Corp(c) 4.75%, 02/15/2028	462,057
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(c) 4.88%, 11/01/2026	131,950
785,000	Ritchie Bros Holdings Inc(c) 7.75%, 03/15/2031	814,379
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026	243,257
1,130,000	5.50%, 08/31/2026	1,071,366
850,000	9.25%, 01/15/2029(d)	905,600
670,000	7.25%, 01/15/2030	678,606
	Scotts Miracle-Gro Co
450,000	4.50%, 10/15/2029(d)	386,669
910,000	4.38%, 02/01/2032	716,519
295,000	Staples Inc(c) 7.50%, 04/15/2026	243,644
1,225,000	Station Casinos LLC(c) 4.50%, 02/15/2028	1,099,523
755,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	728,575
	Taylor Morrison Communities Inc(c)
550,000	5.75%, 01/15/2028	531,806
465,000	5.13%, 08/01/2030	429,335
1,000,000	Victoria's Secret & Co(c) 4.63%, 07/15/2029	730,887
1,010,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	895,744
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	1,051,451
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	197,163
400,000	7.13%, 02/15/2031(d)	397,577
305,000	Yum! Brands Inc 5.38%, 04/01/2032	289,891
		50,155,130
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 9.52%
$ 204,000	1375209 BC Ltd(c) 9.00%, 01/30/2028	$ 204,510
200,000	180 Medical Inc(c) 3.88%, 10/15/2029	174,423
975,000	ADT Security Corp(c) 4.13%, 08/01/2029	842,156
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
290,000	7.50%, 03/15/2026	294,916
1,440,000	4.88%, 02/15/2030	1,329,437
	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL
345,000	EUR, 3.63%, 06/01/2028	300,419
1,205,000	4.63%, 06/01/2028(c)	1,019,996
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	720,225
1,725,000	4.88%, 06/01/2028	1,026,720
1,070,000	Block Inc 3.50%, 06/01/2031	886,198
620,000	Carriage Services Inc(c) 4.25%, 05/15/2029	533,634
925,000	Centene Corp 4.63%, 12/15/2029	851,404
435,000	Charles River Laboratories International Inc(c)(d) 4.00%, 03/15/2031	377,823
	CHS / Community Health Systems Inc(c)
1,475,000	6.00%, 01/15/2029	1,240,844
855,000	5.25%, 05/15/2030	673,507
1,040,000	Elanco Animal Health Inc(d) 6.65%, 08/28/2028	1,009,081
105,000	Fortrea Holdings Inc(c) 7.50%, 07/01/2030	107,517
	Garda World Security Corp(c)
265,000	4.63%, 02/15/2027	242,475
660,000	7.75%, 02/15/2028	655,130
705,000	Gartner Inc(c)(d) 3.75%, 10/01/2030	613,997
	HCA Inc
530,000	5.63%, 09/01/2028	530,405
655,000	3.50%, 09/01/2030	574,140
800,000	Herc Holdings Inc(c) 5.50%, 07/15/2027	766,518
765,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	682,525
975,000	Lamb Weston Holdings Inc(c) 4.13%, 01/31/2030	871,372
1,675,000	Medline Borrower LP(c) 3.88%, 04/01/2029	1,455,681
850,000	Neptune Bidco US Inc(c) 9.29%, 04/15/2029	780,310
	Organon & Co / Organon Foreign Debt Co-Issuer BV(c)
855,000	4.13%, 04/30/2028	758,839
200,000	5.13%, 04/30/2031	165,005
	Owens & Minor Inc(c)(d)
155,000	4.50%, 03/31/2029	128,710

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 515,000	6.63%, 04/01/2030	$ 467,239
	Prime Security Services Borrower LLC / Prime Finance Inc(c)
200,000	3.38%, 08/31/2027	176,395
365,000	6.25%, 01/15/2028(d)	341,933
300,000	Sabre GLBL Inc(c) 7.38%, 09/01/2025	266,283
	Service Corp International
710,000	5.13%, 06/01/2029(d)	668,976
1,210,000	4.00%, 05/15/2031	1,035,796
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c)(d) 4.63%, 11/01/2026	618,928
865,000	Spectrum Brands Inc(c) 5.00%, 10/01/2029	772,078
	Tenet Healthcare Corp
1,230,000	4.88%, 01/01/2026	1,198,007
380,000	5.13%, 11/01/2027	362,777
2,150,000	4.25%, 06/01/2029	1,942,369
1,175,000	6.13%, 06/15/2030	1,158,197
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028(d)	684,587
1,245,000	5.13%, 05/09/2029(d)	1,129,340
470,000	8.13%, 09/15/2031	492,598
460,000	US Foods Inc(c) 4.75%, 02/15/2029	421,153
		31,554,573
Diversified — 0.26%
855,000	Benteler International AG(c)(d) 10.50%, 05/15/2028	859,531
Energy — 9.42%
286,000	Antero Resources Corp(c) 7.63%, 02/01/2029	290,180
1,045,000	Apache Corp 4.38%, 10/15/2028	954,409
1,570,000	Callon Petroleum Co(c)(d) 7.50%, 06/15/2030	1,481,879
760,000	Cheniere Energy Partners LP 4.00%, 03/01/2031	669,172
785,000	Chord Energy Corp(c) 6.38%, 06/01/2026	778,229
	Civitas Resources Inc(c)
455,000	8.38%, 07/01/2028	460,141
885,000	8.75%, 07/01/2031	897,213
740,000	Comstock Resources Inc(c) 6.75%, 03/01/2029	677,061
375,000	Continental Resources Inc(c) 5.75%, 01/15/2031	356,497
1,170,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	1,241,698
820,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	744,221
Principal Amount(a)		Fair Value
Energy — (continued)
$2,325,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	$ 2,274,268
1,720,000	Energy Transfer LP(d)(e) 6.63%, Perpetual	1,315,919
1,165,000	EnLink Midstream LLC(c) 5.63%, 01/15/2028	1,127,351
155,000	EQT Corp 7.00%, 02/01/2030	162,290
	Hess Midstream Operations LP(c)
510,000	5.13%, 06/15/2028	477,304
775,000	4.25%, 02/15/2030	676,187
480,000	5.50%, 10/15/2030	443,998
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	112,463
995,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	945,738
950,000	Nabors Industries Inc(c) 7.38%, 05/15/2027	903,953
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	788,472
490,000	Ovintiv Inc 6.25%, 07/15/2033	483,302
	Patterson-UTI Energy Inc
215,000	3.95%, 02/01/2028	192,654
820,000	5.15%, 11/15/2029	742,833
1,820,000	Permian Resources Operating LLC(c) 6.88%, 04/01/2027	1,792,700
1,025,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	1,012,135
1,000,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	922,455
225,000	Seventy Seven Energy Inc(f)(g)(h) 6.63%, 11/15/2025	23
	SM Energy Co
645,000	6.75%, 09/15/2026	628,687
775,000	6.50%, 07/15/2028(d)	744,000
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029(d)	1,370,121
670,000	5.38%, 03/15/2030	625,246
873,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	797,907
365,000	Transocean Inc(c) 8.75%, 02/15/2030	370,475
370,000	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	377,863
	USA Compression Partners LP / USA Compression Finance Corp
475,000	6.88%, 04/01/2026	465,307
390,000	6.88%, 09/01/2027	372,409
	Venture Global LNG Inc(c)
525,000	8.13%, 06/01/2028	533,208
1,155,000	8.38%, 06/01/2031	1,164,433

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 885,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	$ 849,350
		31,223,751
Financial — 3.81%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	328,528
845,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c) 4.25%, 10/15/2027	758,297
695,000	Ally Financial Inc 8.00%, 11/01/2031	721,494
235,000	AmWINS Group Inc(c) 4.88%, 06/30/2029	212,201
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	244,886
	Freedom Mortgage Corp(c)
619,000	8.25%, 04/15/2025	603,532
505,000	7.63%, 05/01/2026	464,857
365,000	6.63%, 01/15/2027	316,023
660,000	goeasy Ltd(c) 4.38%, 05/01/2026	601,988
340,000	HUB International Ltd(c) 7.25%, 06/15/2030	351,084
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
340,000	6.25%, 05/15/2026(d)	309,439
1,430,000	5.25%, 05/15/2027	1,233,232
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
820,000	4.25%, 02/01/2027	712,507
295,000	4.75%, 06/15/2029	240,082
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	375,413
	Nationstar Mortgage Holdings Inc(c)
625,000	5.50%, 08/15/2028	547,466
700,000	5.75%, 11/15/2031	575,011
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	235,798
585,000	6.63%, 01/15/2028(d)	551,813
915,000	5.38%, 11/15/2029	777,885
	PennyMac Financial Services Inc(c)
190,000	5.38%, 10/15/2025	179,550
720,000	5.75%, 09/15/2031	587,224
820,000	PHH Mortgage Corp(c) 7.88%, 03/15/2026	732,424
465,000	Realogy Group LLC / Realogy Co-Issuer Corp(c) 5.75%, 01/15/2029	347,919
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	137,480
	Societe Generale SA(c)(e)
330,000	4.75%, Perpetual	260,284
295,000	5.38%, Perpetual	218,884
		12,625,301
Principal Amount(a)		Fair Value
Industrial — 9.20%
$ 440,000	Amsted Industries Inc(c) 4.63%, 05/15/2030	$ 392,467
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)
275,000	3.25%, 09/01/2028	236,216
1,280,000	4.00%, 09/01/2029(d)	1,013,752
	Ball Corp
235,000	EUR, 1.50%, 03/15/2027	228,910
100,000	6.00%, 06/15/2029	99,250
655,000	Boise Cascade Co(c) 4.88%, 07/01/2030	592,112
	Bombardier Inc(c)
194,000	7.50%, 03/15/2025	194,333
780,000	7.88%, 04/15/2027	777,992
	Builders FirstSource Inc(c)
415,000	4.25%, 02/01/2032	361,112
425,000	6.38%, 06/15/2032(d)	422,238
375,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	354,373
	Chart Industries Inc(c)
700,000	7.50%, 01/01/2030	714,179
805,000	9.50%, 01/01/2031	854,116
300,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	301,878
800,000	Covanta Holding Corp(c) 4.88%, 12/01/2029	692,000
470,000	Emerald Debt Merger Sub LLC(c) 6.63%, 12/15/2030	465,888
	GFL Environmental Inc(c)
1,095,000	4.00%, 08/01/2028	978,986
645,000	4.75%, 06/15/2029	589,279
	Graphic Packaging International LLC
230,000	EUR, 2.63%, 02/01/2029	219,914
500,000	3.75%, 02/01/2030(c)	431,253
1,855,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	1,549,352
	Howmet Aerospace Inc
315,000	3.00%, 01/15/2029	275,313
720,000	5.95%, 02/01/2037	732,992
1,750,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,521,985
630,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	534,615
700,000	JELD-WEN Inc(c) 4.88%, 12/15/2027	619,955
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	818,452
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,104,770
	Masonite International Corp(c)
170,000	5.38%, 02/01/2028	162,047
655,000	3.50%, 02/15/2030	550,195

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 790,000	Mauser Packaging Solutions Holding Co(c)(d) 7.88%, 08/15/2026	$ 784,872
310,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	255,750
840,000	Owens-Brockway Glass Container Inc(c) 7.25%, 05/15/2031	850,500
530,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	474,831
	Sensata Technologies BV(c)
1,980,000	4.00%, 04/15/2029	1,762,763
280,000	5.88%, 09/01/2030	272,240
	Standard Industries Inc(c)
925,000	4.75%, 01/15/2028	861,394
225,000	4.38%, 07/15/2030	194,872
590,000	3.38%, 01/15/2031	474,976
885,000	Terex Corp(c) 5.00%, 05/15/2029	822,766
205,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	199,656
	TransDigm Inc
175,000	6.38%, 06/15/2026	172,726
865,000	5.50%, 11/15/2027	815,868
1,060,000	6.75%, 08/15/2028(c)	1,064,017
1,620,000	4.88%, 05/01/2029	1,447,086
900,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	764,973
1,005,000	Vertiv Group Corp(c) 4.13%, 11/15/2028	905,478
570,000	WESCO Distribution Inc(c) 7.25%, 06/15/2028	581,432
		30,496,124
Technology — 2.96%
250,000	Boxer Parent Co Inc(c) 7.13%, 10/02/2025	250,221
710,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	608,352
325,000	Central Parent Inc / CDK Global Inc(c) 7.25%, 06/15/2029	321,357
560,000	Clarivate Science Holdings Corp(c) 3.88%, 07/01/2028	496,410
2,895,000	Cloud Software Group Holdings Inc(c) 6.50%, 03/31/2029	2,577,652
1,045,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	901,141
1,835,000	NCR Corp(c) 5.13%, 04/15/2029	1,624,453
	Twilio Inc(d)
875,000	3.63%, 03/15/2029	744,407
485,000	3.88%, 03/15/2031	403,818
Principal Amount(a)		Fair Value
Technology — (continued)
$2,195,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c)(d) 3.88%, 02/01/2029	$ 1,887,900
		9,815,711
Utilities — 1.41%
	Calpine Corp(c)
470,000	4.63%, 02/01/2029	396,531
155,000	5.00%, 02/01/2031	128,196
340,000	Electricite de France SA(c)(d)(e) 9.13%, Perpetual	348,663
	NRG Energy Inc(c)
350,000	10.25%, Perpetual(e)	330,039
190,000	3.75%, 06/15/2024	183,608
685,000	3.88%, 02/15/2032	527,783
185,000	Pacific Gas & Electric Co(g) 2.95%, 03/01/2026	169,462
1,075,000	PG&E Corp(d) 5.25%, 07/01/2030	963,515
390,000	Vistra Corp(c)(e) 7.00%, Perpetual	340,275
1,385,000	Vistra Operations Co LLC(c) 5.00%, 07/31/2027	1,296,384
		4,684,456
TOTAL CORPORATE BONDS AND NOTES — 66.09% (Cost $238,108,862)		$219,009,378
CONVERTIBLE BONDS
Basic Materials — 0.13%
469,000	MP Materials Corp(c) 0.25%, 04/01/2026	415,478
Communications — 4.12%
814,000	Airbnb Inc(i) 5.42%, 03/15/2026	709,808
667,000	Booking Holdings Inc 0.75%, 05/01/2025	999,700
359,000	Cable One Inc 1.13%, 03/15/2028	270,148
699,000	DISH Network Corp(i) 36.25%, 12/15/2025	369,631
1,156,000	Etsy Inc 0.25%, 06/15/2028	890,120
578,000	Fiverr International Ltd(i) 8.04%, 11/01/2025	486,618
417,000	Liberty Broadband Corp(c) 3.13%, 03/31/2053	406,784
409,604	Liberty Media Corp(c) 2.75%, 12/01/2049	379,703
981,000	Liberty Media Corp / Liberty Formula One(c) 2.25%, 08/15/2027	1,053,594
726,000	Match Group Financeco 2 Inc(c) 0.88%, 06/15/2026	650,649
1,360,000	Okta Inc 0.38%, 06/15/2026	1,160,760

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 649,000	Palo Alto Networks Inc 0.38%, 06/01/2025	$ 1,670,201
1,101,000	Snap Inc(i) 9.16%, 05/01/2027	814,740
576,000	Spotify USA Inc(i) 6.54%, 03/15/2026	489,312
628,000	TechTarget Inc(i) 8.17%, 12/15/2026	489,686
1,240,000	Uber Technologies Inc(i) 3.92%, 12/15/2025	1,130,913
451,000	Upwork Inc 0.25%, 08/15/2026	365,259
	Wayfair Inc
498,000	0.63%, 10/01/2025	423,844
368,000	1.00%, 08/15/2026	302,703
553,000	Zillow Group Inc 2.75%, 05/15/2025	580,097
		13,644,270
Consumer, Cyclical — 3.05%
458,000	Burlington Stores Inc(d) 2.25%, 04/15/2025	473,744
703,000	Cheesecake Factory Inc 0.38%, 06/15/2026	589,641
210,000	Cinemark Holdings Inc 4.50%, 08/15/2025	286,524
756,000	DraftKings Holdings Inc(i) 7.23%, 03/15/2028	563,976
611,000	Ford Motor Co(i) (3.22%), 03/15/2026	669,351
625,000	IMAX Corp(d) 0.50%, 04/01/2026	571,125
343,000	JetBlue Airways Corp 0.50%, 04/01/2026	281,690
1,149,000	Liberty TripAdvisor Holdings Inc(c) 0.50%, 06/30/2051	895,645
815,000	Live Nation Entertainment Inc(c)(d) 3.13%, 01/15/2029	898,130
	NCL Corp Ltd
243,000	5.38%, 08/01/2025	332,910
901,000	2.50%, 02/15/2027	851,896
514,000	Patrick Industries Inc 1.75%, 12/01/2028	499,094
475,000	Royal Caribbean Cruises Ltd(c) 6.00%, 08/15/2025	1,044,050
696,000	Shake Shack Inc(i) 5.02%, 03/01/2028	563,900
937,000	Southwest Airlines Co(d) 1.25%, 05/01/2025	1,074,270
581,000	Vail Resorts Inc(d)(i) 4.78%, 01/01/2026	518,906
		10,114,852
Consumer, Non-Cyclical — 3.71%
568,000	Alnylam Pharmaceuticals Inc(c) 1.00%, 09/15/2027	541,799
442,000	Ascendis Pharma A/S 2.25%, 04/01/2028	401,115
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 510,000	Beauty Health Co(c)(d) 1.25%, 10/01/2026	$ 400,031
258,000	BioMarin Pharmaceutical Inc 1.25%, 05/15/2027	259,369
	Block Inc
288,000	0.13%, 03/01/2025	271,440
724,000	0.25%, 11/01/2027	555,218
341,000	Chefs' Warehouse Inc(c) 2.38%, 12/15/2028	357,732
414,000	CONMED Corp 2.25%, 06/15/2027	462,024
1,460,000	Dexcom Inc(c) 0.38%, 05/15/2028	1,488,470
1,457,000	Exact Sciences Corp 0.38%, 03/01/2028	1,490,767
333,000	Guardant Health Inc(i) 9.11%, 11/15/2027	238,083
	Halozyme Therapeutics Inc
641,000	0.25%, 03/01/2027	532,393
297,000	1.00%, 08/15/2028(c)	270,270
528,000	Innoviva Inc 2.50%, 08/15/2025	521,400
544,000	Insmed Inc 0.75%, 06/01/2028	456,280
346,000	Insulet Corp 0.38%, 09/01/2026	475,231
210,000	Integer Holdings Corp(c) 2.13%, 02/15/2028	247,380
207,000	Jazz Investments I Ltd 2.00%, 06/15/2026	210,364
680,000	Lantheus Holdings Inc(c) 2.63%, 12/15/2027	881,002
474,000	Sarepta Therapeutics Inc(c) 1.25%, 09/15/2027	512,737
887,000	Shift4 Payments Inc(d) 0.50%, 08/01/2027	782,334
567,000	Teladoc Health Inc(d) 1.25%, 06/01/2027	450,765
427,000	TransMedics Group Inc(c) 1.50%, 06/01/2028	485,939
		12,292,143
Energy — 0.74%
221,000	EQT Corp 1.75%, 05/01/2026	621,784
325,000	Nabors Industries Inc(c) 1.75%, 06/15/2029	243,262
505,000	NextEra Energy Partners LP(c) 2.50%, 06/15/2026	452,225
650,000	Northern Oil & Gas Inc(c) 3.63%, 04/15/2029	724,894
350,000	SolarEdge Technologies Inc(i) (7.10%), 09/15/2025	415,100
		2,457,265
Financial — 0.37%
419,000	Realogy Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	312,784

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 518,629	SoFi Technologies Inc(c)(i) 8.97%, 10/15/2026	$ 400,382
523,000	Welltower OP LLC REIT(c) 2.75%, 05/15/2028	526,922
		1,240,088
Industrial — 0.59%
663,000	Axon Enterprise Inc(c) 0.50%, 12/15/2027	705,763
648,000	John Bean Technologies Corp(d) 0.25%, 05/15/2026	614,628
505,000	Middleby Corp 1.00%, 09/01/2025	626,958
		1,947,349
Technology — 4.07%
325,000	3D Systems Corp(i) 9.58%, 11/15/2026	245,578
720,000	Akamai Technologies Inc 0.38%, 09/01/2027	695,333
459,000	Altair Engineering Inc 1.75%, 06/15/2027	556,078
651,000	Bentley Systems Inc 0.38%, 07/01/2027	587,853
301,000	BILL Holdings Inc(i) 5.85%, 04/01/2027	246,820
324,000	Box Inc(i) (7.67%), 01/15/2026	402,408
522,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	459,256
583,000	Cloudflare Inc(i) 5.71%, 08/15/2026	494,676
344,000	Confluent Inc(i) 5.77%, 01/15/2027	285,614
311,000	Datadog Inc 0.13%, 06/15/2025	385,951
471,000	DigitalOcean Holdings Inc(i) 8.20%, 12/01/2026	367,892
630,000	Dropbox Inc(i) 0.97%, 03/01/2028	602,595
618,000	Envestnet Inc 0.75%, 08/15/2025	567,015
332,000	Everbridge Inc(d)(i) 7.83%, 03/15/2026	273,900
200,000	HubSpot Inc 0.38%, 06/01/2025	382,200
531,000	Impinj Inc 1.13%, 05/15/2027	574,146
	Lumentum Holdings Inc
568,000	0.50%, 12/15/2026	501,190
244,000	1.50%, 12/15/2029(c)	252,296
328,000	MongoDB Inc 0.25%, 01/15/2026	652,392
	ON Semiconductor Corp
409,000	(11.87%), 05/01/2027(i)	751,128
306,000	0.50%, 03/01/2029(c)	345,578
492,000	Progress Software Corp 1.00%, 04/15/2026	538,740
Principal Amount(a)		Fair Value
Technology — (continued)
$ 372,000	RingCentral Inc(i) 5.24%, 03/01/2025	$ 342,054
1,051,000	Splunk Inc 1.13%, 06/15/2027	906,487
554,000	Tyler Technologies Inc(d) 0.25%, 03/15/2026	570,620
698,000	Unity Software Inc(i) 7.48%, 11/15/2026	557,353
563,000	Wolfspeed Inc(c) 1.88%, 12/01/2029	434,073
423,000	Zscaler Inc 0.13%, 07/01/2025	493,007
		13,472,233
Utilities — 0.49%
556,000	CMS Energy Corp(c) 3.38%, 05/01/2028	546,826
668,000	NRG Energy Inc 2.75%, 06/01/2048	705,074
385,000	Southern Co(c) 3.88%, 12/15/2025	384,038
		1,635,938
TOTAL CONVERTIBLE BONDS — 17.27% (Cost $57,570,607)		$ 57,219,616
Shares
COMMON STOCK
Energy — 0.54%
21,195	EQT Corp	871,750
4,400	Pioneer Natural Resources Co	911,592
		1,783,342
Financial — 0.07%
5,763	OneMain Holdings Inc	251,785
Utilities — 0.02%
339	Genon Energy Inc(h)(j)	56,481
TOTAL COMMON STOCK — 0.63% (Cost $1,971,751)		$ 2,091,608
CONVERTIBLE PREFERRED STOCK
Financial — 0.47%
1,343	Bank of America Corp 7.25%	1,573,754
Industrial — 0.39%
10,286	Chart Industries Inc 6.75%	667,458
5,824	RBC Bearings Inc 5.00%(d)	613,850
		1,281,308

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Utilities — 0.38%
5,848	AES Corp 6.88%	$ 475,326
17,450	NextEra Energy Inc 6.93%	785,250
		1,260,576
TOTAL CONVERTIBLE PREFERRED STOCK — 1.24% (Cost $4,279,522)		$ 4,115,638
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(h)(j)	22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,673
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 9.37%
$7,761,186	Undivided interest of 8.48% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $7,761,186 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(k)	7,761,186
7,761,186	Undivided interest of 8.61% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $7,761,186 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(k)	7,761,186
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,761,186	Undivided interest of 8.90% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $7,761,186 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(k)	$ 7,761,186
7,756,893	Undivided interest of 9.48% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $7,756,893 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(k)	7,756,893
TOTAL SHORT TERM INVESTMENTS — 9.37% (Cost $31,040,451)		$ 31,040,451
TOTAL INVESTMENTS — 102.33% (Cost $359,258,205)		$339,076,329
OTHER ASSETS & LIABILITIES, NET — (2.33)%		$ (7,722,411)
TOTAL NET ASSETS — 100.00%		$331,353,918

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at June 30, 2023.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	194,167	EUR	179,100	09/20/2023	$(2,096)
JPM	EUR	137,700	USD	151,541	09/20/2023	(645)
JPM	USD	149,301	EUR	137,700	09/20/2023	(1,595)
MS	EUR	698,900	USD	757,873	09/20/2023	8,000
MS	USD	491,012	EUR	452,900	09/20/2023	(5,289)
RBS	USD	320,819	EUR	295,900	09/20/2023	(3,436)
SSB	EUR	486,300	USD	523,579	09/20/2023	9,322
SSB	USD	2,597,727	EUR	2,396,100	09/20/2023	(27,985)
UBS	EUR	872,000	USD	955,118	09/20/2023	443
UBS	USD	772,950	EUR	710,800	09/20/2023	(5,964)
					Net Depreciation	$(29,245)
At June 30, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Buy Credit Protection
CDX.NA.HY.40 (c)	USD	19,500	$561,419	$642,395	5.00%	06/20/2028	$(80,977)	4.29%	Quarterly
						Net Depreciation	$(80,977)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Counterparty Abbreviations
BA	Bank of America Corp
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $29,856,328 of securities on loan)(a)	$308,035,878
Repurchase agreements, fair value(b)	31,040,451
Cash	11,054,797
Cash denominated in foreign currencies, fair value(c)	18
Cash pledged on centrally cleared swaps	1,807,237
Dividends and interest receivable	4,000,127
Subscriptions receivable	265,750
Receivable for investments sold	18,522,797
Variation margin on centrally cleared swaps	135,737
Unrealized appreciation on forward foreign currency contracts	17,766
Total Assets	374,880,558
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	1,932,231
Payable for other accrued fees	105,437
Payable for shareholder services fees	58,649
Payable to investment adviser	237,062
Payable upon return of securities loaned	31,040,451
Redemptions payable	10,098,487
Unrealized depreciation on forward foreign currency contracts	47,011
Total Liabilities	43,526,640
NET ASSETS	$331,353,918
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,888,299
Paid-in capital in excess of par	394,654,931
Undistributed/accumulated deficit	(67,189,312)
NET ASSETS	$331,353,918
NET ASSETS BY CLASS
Investor Class	$101,544,019
Institutional Class	$229,809,899
CAPITAL STOCK:
Authorized
Investor Class	160,000,000
Institutional Class	170,000,000
Issued and Outstanding
Investor Class	13,910,007
Institutional Class	24,972,980
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.30
Institutional Class	$9.20
(a) Cost of investments	$328,217,754
(b) Cost of repurchase agreements	$31,040,451
(c) Cost of cash denominated in foreign currencies	$18
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower High Yield Bond Fund
INVESTMENT INCOME:
Interest	$11,883,529
Income from securities lending	183,255
Dividends	317,494
Foreign withholding tax	15,791
Total Income	12,400,069
EXPENSES:
Management fees	1,737,632
Shareholder services fees – Investor Class	471,020
Audit and tax fees	38,309
Custodian fees	22,157
Directors fees	16,546
Legal fees	3,881
Pricing fees	35,779
Registration fees	42,938
Shareholder report fees	17,800
Transfer agent fees	4,545
Other fees	6,948
Total Expenses	2,397,555
Less amount waived by investment adviser	109,108
Net Expenses	2,288,447
NET INVESTMENT INCOME	10,111,622
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(23,062,811)
Net realized gain on credit default swaps	297,280
Net realized gain on forward foreign currency contracts	12,737
Net Realized Loss	(22,752,794)
Net change in unrealized appreciation on investments and foreign currency translations	36,059,262
Net change in unrealized depreciation on credit default swaps	(80,977)
Net change in unrealized depreciation on forward foreign currency contracts	(102)
Net Change in Unrealized Appreciation	35,978,183
Net Realized and Unrealized Gain	13,225,389
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,337,011
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower High Yield Bond Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$10,111,622	$16,296,422
Net realized loss	(22,752,794)	(21,259,579)
Net change in unrealized appreciation (depreciation)	35,978,183	(67,743,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,337,011	(72,707,088)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,226,275)	(9,777,391)
Institutional Class	(5,605,069)	(6,704,062)
From Net Investment Income and Net Realized Gains	(9,831,344)	(16,481,453)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	52,694,016	191,879,707
Institutional Class	13,924,938	24,697,577
Shares issued in reinvestment of distributions
Investor Class	4,226,275	9,777,391
Institutional Class	5,605,069	6,704,062
Shares redeemed
Investor Class	(241,327,258)	(166,072,590)
Institutional Class	(19,820,121)	(59,165,874)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(184,697,081)	7,820,273
Total Decrease in Net Assets	(171,191,414)	(81,368,268)
NET ASSETS:
Beginning of Period	502,545,332	583,913,600
End of Period	$331,353,918	$502,545,332
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,200,518	25,308,433
Institutional Class	1,503,410	2,573,983
Shares issued in reinvestment of distributions
Investor Class	584,547	1,364,405
Institutional Class	615,266	746,178
Shares redeemed
Investor Class	(32,702,542)	(22,431,167)
Institutional Class	(2,150,559)	(6,333,576)
Net Increase (Decrease)	(24,949,360)	1,228,256
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 7.15	0.14	0.21	0.35	-	(0.20)	-	(0.20)	$ 7.30	4.72% (d)
12/31/2022	$ 8.40	0.21	(1.21)	(1.00)	-	(0.25)	-	(0.25)	$ 7.15	(11.80%)
12/31/2021	$ 8.36	0.16	0.14	0.30	-	(0.26)	-	(0.26)	$ 8.40	3.65%
12/31/2020	$ 7.84	0.26	0.57	0.83	-	(0.31)	-	(0.31)	$ 8.36	10.79%
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (e)	(0.42)	-	(0.42)	$ 7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$ 7.23	(3.92%)
Institutional Class
06/30/2023 (Unaudited)	$ 8.99	0.20	0.24	0.44	-	(0.23)	-	(0.23)	$ 9.20	4.91% (d)
12/31/2022	$10.47	0.30	(1.52)	(1.22)	-	(0.26)	-	(0.26)	$ 8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	-	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$ 9.56	0.35	0.71	1.06	-	(0.34)	-	(0.34)	$10.28	11.27%
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (e)	(0.46)	-	(0.46)	$ 9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$ 8.74	(3.58%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$101,544	1.14% (g)	1.08% (g)	3.89% (g)	23% (d)
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$ 6,675	1.56%	1.10%	3.37%	61%
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
Institutional Class
06/30/2023 (Unaudited)	$229,810	0.75% (g)	0.73% (g)	4.29% (g)	23% (d)
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower High Yield Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 25,576,965	$ —	$ 25,576,965
Corporate Bonds and Notes	—	219,009,355	23	219,009,378
Convertible Bonds	—	57,219,616	—	57,219,616
Common Stock	2,035,127	—	56,481	2,091,608
Convertible Preferred Stock
Financial	1,573,754	—	—	1,573,754
Industrial	—	1,281,308	—	1,281,308
Utilities	—	1,260,576	—	1,260,576
	1,573,754	2,541,884	—	4,115,638
Rights	—	—	22,673	22,673
Short Term Investments	—	31,040,451	—	31,040,451
Total investments, at fair value:	3,608,881	335,388,271	79,177	339,076,329
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	17,766	—	17,766
Total Assets	$ 3,608,881	$ 335,406,037	$ 79,177	$ 339,094,095
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(47,011)	—	(47,011)
Credit Default Swaps(a)	—	(80,977)	—	(80,977)
Total Liabilities	$ 0	$ (127,988)	$ —	$ (127,988)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2023

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$360,233,677
Gross unrealized appreciation on investments	5,099,227
Gross unrealized depreciation on investments	(26,366,797)
Net unrealized depreciation on investments	$(21,267,570)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2023

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $4,859,513 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $2,785,714 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2023

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(80,977) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$17,766	Unrealized depreciation on forward foreign currency contracts	$(47,011)
(a) Includes cumulative depreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$297,280	Net change in unrealized depreciation on credit default swaps	$(80,977)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 12,737	Net change in unrealized depreciation on forward foreign currency contracts	$ (102)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2023.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 17,766	$ 17,766	$—	$—	$ 35,531
Derivative Liabilities (forward contracts)	$(47,011)	$(17,766)	$—	$—	$(64,776)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion dollars, 0.65% of the Fund’s average daily net assets over $1 billion dollars and 0.60% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2023

The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.73% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”).  The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$130,578	$156,428	$227,011	$109,108	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.35% of the average daily net asset value.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $105,292,763 and $290,388,022, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $29,856,328 and received collateral as reported on the Statement of Assets and Liabilities of $31,040,451 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2023

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$24,774,818
Convertible Bonds	6,254,838
Convertible Preferred Stock	10,795
Total secured borrowings	$31,040,451
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower High Yield Bond Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Putnam Investment Management, LLC (the “Sub-Adviser” or “Putnam”), with respect to the Fund.  (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  Putnam is an affiliate of ECM and Empower of America.)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Putnam.  In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed with the exception of the one-year period ended December 31, 2022.  As to the one-year period ended December 31, 2022, the annualized returns of each class of the Fund were in the fourth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  The annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for each of the three-, five- and ten-year periods ended December 31, 2022.  The annualized returns of the Fund’s Institutional Class were in the first quintile of its performance universe for each of the three- and five-year periods ended December 31, 2022.  The Board also noted that the Fund’s annualized returns underperformed its blended benchmark index for each period reviewed with the exception of the one-year period ended December 31, 2022.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including with respect to sector and security allocations.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  The Board further noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the median contractual management fees of its respective peer group of funds.  The Board also noted that the total annual operating expense ratio for each class of the Fund was above its respective peer group median expense ratio, ranking in the fifth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In evaluating the foregoing, the Board considered that, in conjunction with the proposed renewal of the Advisory Agreement with respect to the Fund, ECM proposed and the Board approved reductions in the Fund’s management fee breakpoint schedule and expense limit.  The Board discussed the proposed reductions with representatives of ECM at the March Meeting and at the April Board Meeting, including the impact on the Fund’s rankings against its peers resulting from such reductions.  In addition, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the Sub-Adviser, the Board received information regarding the standard institutional fee schedule for the Sub-Adviser’s U.S. high yield strategy, as well as the fee for its own retail mutual fund managed in the same investment style.  The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In evaluating the information provided by Putnam, the Board noted that Putnam reported a negative margin from its relationship with the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group, although by one basis point with respect to the Investor Class.  In this regard, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.  Additionally, the Board considered the information provided by ECM regarding the decrease in its estimated profitability resulting from the proposed reduction in management fee breakpoints and the Fund’s expense limit, as discussed at the March Meeting and at the April Board Meeting.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted the

Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.
The Board also noted where services were provided to the Fund by affiliates of ECM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023